Condensed Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 94,000	$ 14,000	$ 744,000
Prepaid expenses	73,000	65,000	167,000
Total current assets	167,000	79,000	911,000
Non-current asset – Cash held in Trust Account	23,151,000	22,890,000	206,946,000
Total assets	23,318,000	22,969,000	207,857,000
Current liabilities:
Accounts payable	50,000	21,000	73,000
Accrued liabilities	121,000	76,000	19,000
Notes payable to related party	525,000	250,000
Total current liabilities	696,000	347,000	92,000
Other liabilities:
Warrant liabilities	615,000	615,000	615,000
Deferred underwriting compensation	3,675,000	3,675,000	3,675,000
Total liabilities	4,986,000	4,637,000	4,382,000
Commitments and Contingencies (see Note 8)
SHAREHOLDERS’ DEFICIT
Preferred shares, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding
Additional paid-in-capital
Accumulated deficit	(4,819,000)	(4,558,000)	(3,472,000)
Total shareholders’ deficit	(4,819,000)	(4,558,000)	(3,471,000)
Total liabilities and shareholders’ deficit	23,318,000	22,969,000	207,857,000
Common Class A [Member]
Other liabilities:
Class A ordinary shares subject to possible redemption: 2,089,996 shares, at March 31, 2024 and December 31, 2023 (at $11.08 and $10.95 per share, respectively)	23,151,000	22,890,000	206,946,000
SHAREHOLDERS’ DEFICIT
Common stock, value
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Common stock, value			$ 1,000